WARRANTS (Details Narrative) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Warrants outstanding	1,863,069	1,882,076	631,737	779,208
Warrants granted		1,296,876	1,406
Warrants cancelled	19,007	46,537	30,639
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	1,863,069
Warrants granted	0
Warrants cancelled	19,007